Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Investor, R and Y shares of the Fund listed below:

Invesco Capital Development Fund

The following information replaces the last three paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Constellation Fund

The following information replaces the last five paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects, and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Capital Development Fund | Invesco Funds - Institutional Class

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

The following information replaces the last three paragraphs appearing under the heading “Fund Summaries — INVESCO CAPITAL DEVELOPMENT FUND — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Constellation Fund | Invesco Funds - Institutional Class

The following information replaces the last five paragraphs appearing under the heading “Fund Summaries — INVESCO CONSTELLATION FUND — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects, and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000105377
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Invesco Capital Development Fund | Invesco Capital Development Fund - Class A, B, C, R, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimef105377_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Investor, R and Y shares of the Fund listed below:

Invesco Capital Development Fund

Supplement Strategy Narrative [Text Block]	aimef105377_SupplementStrategyNarrativeTextBlock

The following information replaces the last three paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Capital Development Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimef105377_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

Supplement Strategy Narrative [Text Block]	aimef105377_SupplementStrategyNarrativeTextBlock

The following information replaces the last three paragraphs appearing under the heading “Fund Summaries — INVESCO CAPITAL DEVELOPMENT FUND — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Constellation Fund | Invesco Constellation Fund - Class A, B, C, R and Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimef105377_SupplementTextBlock

Statutory Prospectus Supplement dated June 28, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Constellation Fund

Supplement Strategy Narrative [Text Block]	aimef105377_SupplementStrategyNarrativeTextBlock

The following information replaces the last five paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects, and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”

Invesco Constellation Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy Narrative [Text Block]	aimef105377_SupplementStrategyNarrativeTextBlock

The following information replaces the last five paragraphs appearing under the heading “Fund Summaries — INVESCO CONSTELLATION FUND — Principal Investment Strategies of the Fund” in the prospectus:

“The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects, and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.”